Repurchase Transactions - Summary of Repurchase Agreements in Financial Assets Pledged as Collateral and Reverse Repurchase Agreements in Off-Balance Sheet Items (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of repurchase transactions abstract [Abstract]
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	$ 61,923,889	$ 40,799,609